Contingent Liabilities, Liens And Guarantees	12 Months Ended
Dec. 31, 2011
Contingent Liabilities, Liens And Guarantees [Abstract]
Contingent Liabilities, Liens And Guarantees
NOTE 12	-	CONTINGENT LIABILITIES, LIENS AND GUARANTEES

A.	Claims

1.
On December 31, 2007, the Company completed the sale of the subsidiary, Telematics Wireless Ltd. (Telematics), to a third party (hereinafter: the "Purchaser").  Pursuant to the sale transaction, the Company sold its entire shareholdings of Telematics to the purchaser, for an amount of US$ 80 million (based on a specified enterprise value of Telematics, following the purchase of a certain portion of Telematics' shares by Telematics for the aggregate sum of US$ 5 million).  The Company was required to deposit an amount of US$5 million in order to secure any adjustments to the purchase price, as further described below (the "Adjustment Escrow Amount"). In addition, the Company was required to deposit an amount of US$ 7.5 million in an escrow account in order to ensure certain representations and warranties towards the Purchaser (the "Escrow Amount").  The Adjustment Escrow Amount and the Escrow Amount were deposited in escrow in January 2008, after receipt of the entire consideration from the purchaser.

In 2008, the Company received a notice from the Purchaser (ST (Infocomm) Ltd.), claiming that based on Telematics' performance parameters for the year 2007, the purchase price needs to be decreased by an amount of approximately US$ 10 million (out of which $3 million was recognized according to management estimate as of the date of such claim, as a reduction of the capital gain, based on Telematics' 2007 performance parameters, however, such reduction might have been decreased based on Telematics' performance parameters for the year 2008), according to the provisions of the sale agreement between the Company and the Purchaser.  The Company rejected the Purchaser's claims and requested that certain amounts be released from escrow held in order to secure payments by the Company resulting from any adjustments to the purchase price under the terms of the agreement with the purchaser.  On February 10, 2011 the Arbitrator delivered his determination according to which, the Purchaser's main claims for adjustments to the purchase price were rejected and based on Telematics' 2007 financial statements, the purchase price should be reduced by approximately US$4.4 million. The Arbitrator determined that an amount of US$572,000 including interest accrued thereon was to be released from escrow and be available to the Company. The remainder funds held in the Adjustment Escrow Amount are to be kept in escrow pending determination of any reduction to the adjustment of the purchase price based on Telematics' financial statements.

In an agreement reached with the purchaser in October 2011, it was determined that the sum of US$4.4 million (and interest accrued thereon) be released from the Adjustment Escrow Amount to the purchaser and that the Company shall waive its claims for an adjustment of the reduction in the purchase price based on Telematics' 2008 financial statements.  In addition, an amount of US$3 million was released to Ituran from the second escrow account (in which originally the sum of US$7.5 million out of the purchase price was deposited), without derogating from the purchaser's claims for indemnification under the purchase agreement.

In October 2011, an amount of US$ 4.65 million . was released to ST.  The remainder of US$ 4.9 million shall remain in escrow until ST's arbitration are resolved.

On December 21, 2009, the Company also received from the Purchaser a letter seeking indemnification under the purchase agreement for an alleged breach of certain representations made by Ituran under the purchase agreement, claiming damages in an amount of approximately US$ 4.3 million.  The Purchaser's letter also included an allegation in respect of a possible and additional breach of representations in an additional amount of approximately US$ 4.3 million, even though no damages were incurred by the Purchaser or by Telematics.  The Company and the Purchaser are currently undergoing preliminary proceedings prior to entering into arbitration proceedings and signing a binding arbitration agreement.  Based on the assessment of its legal counsel, management believes that the claims made by the Purchaser as stated in their letter have no merits and intend to vigorously defend themselves against such claims.  Therefore, no provision amount was recognized with respect to the purchaser claims.

2.
The Company is involved in litigation with Leonardo L.P., a US based hedge fund ("Leonardo"), arising from a financial transaction entered into between the Company and Leonardo in February 2000. Pursuant to the terms of this financial transaction, the Company received a cash investment of $12 million in exchange for certain notes that were convertible into ordinary shares of the Company according to a predetermined formula. Pursuant to the formula, the conversion price of the notes was the lower of NIS 67.3 ($18.9) per share or an average trading price of the shares of the Company for a defined period prior to conversion.  The conversion price was used to determine the number of shares into which the notes may be converted by dividing the notional principal amount of the notes, initially $12 million, by the conversion price.  On the date the notes were issued, March 2, 2000, the notes were convertible into approximately 690,000 of the ordinary shares of the Company.  As part of the terms of this financial transaction, and, as required by the rules of the Tel-Aviv Stock Exchange ("TASE") where the ordinary shares of the Company are traded (at that time of the transaction and also at current), the Company was required to seek the approval from the TASE for the issuance of the ordinary shares underlying the notes. The TASE approved the issuance of 2,250,000 of the ordinary shares of the Company as the number of registered shares that could be issued under the notes. The Company understood the terms of the financial transaction with Leonardo to provide that, except in certain limited circumstances, the amounts advanced to the Company, together with accrued interest on these advances at the annual rate of 3.5%, would be repaid and satisfied solely through the delivery of ordinary shares and that under no circumstance would the Company be required to deliver more than 2,250,000 of its ordinary shares. The Company believes that Leonardo also recognized that there was a limit on the number of shares issuable under the notes, and in fact at no time on or prior to the maturity date of the notes did Leonardo seek to convert the notes for more than 2,250,000 of the ordinary shares of the Company.  Prior to the maturity date of the notes, Leonardo converted approximately $6.7 million of the notional principal amount of the notes into an aggregate of 2,241,594 of the ordinary shares of the Company. The Company believes that the holders of the notes were therefore only entitled to convert the balance of their notes into 8,406 shares, although in the pending litigation Leonardo has indicated that it does not believe that the notes were subject to any limit on the number of shares that could be issued to them on conversion and tried to recover damages based on this allegation.

The terms of the documents and agreements that comprise the financial arrangement with Leonardo contain provisions regarding the repayment and conversion of the notes which may be regarded as conflicting or subject to different interpretations.  In its pleadings, Leonardo claimed for alternative remedies and relief, including (a) the repayment in cash of the balance of the notes in the amount of approximately $6.2 million (plus accrued interest and expenses), (b) the delivery to Leonardo of the maximum number of the Company's ordinary shares into which the notes could have been converted on the maturity date without regard to the 2,250,000 share limitation, or 3,516,462 ordinary shares, plus additional monetary damages, (c) the payment of a cash amount equal to the amount obtained by multiplying the 3,516,462 shares mentioned in the preceding clause by the highest trading price of the Company's ordinary shares between the maturity date and the date of the court's decision, plus interest or expenses; or (d) an additional alternative remedy, that does not alter the sum of the original claim – $9.6 million, plus interest and expenses – based on Leonardo's alleged claim that on January 29, 2002 a "triggering event" as defined in the agreement occurred entitling Leonardo the option to redeem the notes.

On June 13, 2011, the district court in its decision rejected Leonardo's three alternative claims (a) to (c) as detailed above and accepted Leonardo's fourth claim that on January 29, 2002 a "triggering event", as defined in the agreement occurred, entitling Leonardo the option to redeem the notes. In its decision, the court ordered the Company to pay the sum of approximately US$9.6 million, to be paid in accordance with the exchange rate in NIS at the date of the occurrence of the "triggering event", plus interest and linkage differences by law and in addition legal expenses in the sum of NIS 1.2 million (approximately US$0.3 million), which total approximately the sum of NIS 78.7 million (approximately US$22.7 million) at that time. The Company filed a motion with the district court to correct error in the court's ruling on the basis of a mistake in converting the sum of $9.6 million to NIS based on the exchange rate on January 29, 2002 and adding to the sum to be paid by the Company  to Leonardo linkage differences and interest to sums paid in NIS under law instead of payment of the sum of $9.6 million in US dollars and interest at the rate of Libor + 1% to sums payable in foreign currency under law – the difference of which was estimated by the Company to be approximately US$10 million, which was denied by the court on July 17, 2011. The Company filed an appeal with the Supreme Court, in which it appealed the district court's decisions dated June 13, 2011 and July 17, 2011. In addition, the Company appealed the legal expenses and costs which they were ordered to pay according to the district court's decision. Leonardo counter-appealed the district court's decision in dismissing Leonardo's alternative claims (a) to (c) as detailed above in addition to the court's decision to apply interest by law and not default interest under the terms of the financial transaction between Leonardo and the Company as well as the legal expenses and costs which we were ordered to pay. A hearing was scheduled to be held in January 2013. Best on the assessment of its legal counsel, the company   cannot predict the outcome of its appeal or the chances of success of the counter-appeal. In the event that Leonardo shall prevail in its counter-appeal, the Company may be subject to additional payments in substantial amounts.

As a result of the above district court decision, the Company has presented an amount of approximately US$ 21.8 million as a current liability within the balance "Litigation obligation", as of December 31, 2010, which amount was composed of the US$ 5.9 million that was presented in past period as Capital Notes and the remainder, in the sum of approximately US$ 14.7 million was recognized as an other non-operating expenses in the consolidated statements of income of fiscal year 2010.

In October 2011, the Company .paid Leonardo an amount of US$ 22.5 million.

3.
On July 13 2010, the State Revenue Services of São Paulo issued a tax deficiency notice against the subsidiary in Brazil, Ituran Sistemas de Monitoramento Ltda. (the "subsidiary"), claiming that the vehicle tracking and monitoring services provided by the subsidiary should be classified as telecommunication services and therefore subject to the imposition of State Value Added Tax – ICMS, resulting in an imposition of 25% state value added tax on all revenues of the subsidiary during the period between August 2005 and December 2007. The tax deficiency notice is in the amount of R$36,499,984 (approximately US$22.1 million) plus interest in the amount of R$30,282,420 (approximately US$18.2 million) and penalties in the amount of R$66,143,446 (approximately US$40 million). The decision of the administration first level was unfavorable to the Company and the subsidiary has filed an appeal to the Administrative Court of Appeals in São Paulo.

On March 2, 2012 the Administrative Court of the State of São Paulo dismissed the State Revenue Services of São Paulo's claims and resolved in the Company's favor. The State of São Paulo is entitled to file an administrative appeal to a full bench session at the Administrative Court. On the date of this report we were made aware that a few days ago, the State Revenue Services of São Paulo filed an administrative appeal at the Administrative Court.  As of the date of this report the Company has not received the appeal yet and is unaware of its content. Management believes, based on the legal opinion of the subsidiary's Brazilian legal counsel that such an appeal must be well grounded, otherwise the chances that the prior Administrative Court's decision will be reversed is remote. In case the State of São Paulo is successful at the Administrative appeal, the Company will be entitled to challenge the Administrative Court's decision in a court of law.  The Company received a legal opinion from a prominent law firm in Brazil that the merits of the case are overwhelmingly favorable to them, determining among other things that the imposition on the subsidiary of the State Value Added Tax by the State Revenue Services of São Paulo is illegal.  Management believes, based on the legal opinion of the subsidiary's Brazilian legal counsel and considering the results of the Administrative Court's decision in favor of the subsidiary, that the chances of success are highly probable.

As a result of the above, as of December 31, 2011, no provision has been made with respect to the litigation.  However, in respect of the legal fees of the aforementioned claim, US$ 7.9 million was recorded in the Company's financial statements as of December 31, 2011.  That said, if the Company's efforts are unsuccessful, this could result in significant costs to the Company and adversely affect the results of operations.

4.
On June 24, 2010, the Brazilian Internal Revenue Service issued a tax assessment that claim the payment of R$2,847,894 (approximately US$1.58 million) plus interest in the amount of R$1,089,905 (approximately US$600 thousand) and penalties in the amount of R$3,633,365 (approximately US$2 million) which is composed of Income Tax 25%, Social Contribution 9%, fine at the rate of 150% on the principal sum plus interest, by reason of the offsetting on October 1, 2005, the amount of approximately US$ 3.8 million, of a receivable held by Ituran Beheer BV, a Dutch legal entity held by the Company, against accumulated losses of their subsidiary Ituran Sistemas de Monitamento Ltda, which originated from a technology transfer agreement executed by and between Ituran Brazil and OGM Investments B.V. (a Dutch company also held by the Company).  The decision of the administration first level was unfavourable to the Company and therefore the Company has filed an appeal to the Administrative Court of Appeals in São Paulo and await the decision of the Administrative Court of Appeal.  Management believes, based on the legal opinion of the subsidiary's Brazilian legal counsel that such  claim is without merit and intends to vigorously defend itself against such claim.  As a result of the above as of December 31, 2011, no provision has been made with respect to the Brazilian IRS claim.

5.
On July 8, 2005, a class action was filed against a subsidiary of the Company, Ituran Florida Corporation, in the First Judicial District Court in Philadelphia, Pennsylvania. The lawsuit claims that Ituran Florida sent fax advertisements to the named plaintiff and the other members of the class allegedly in violation of the Telephone Consumer Protection Act of 1991. Ituran Florida filed a motion for judgment on the pleadings that such claims should not be heard as part of a class action. Such motion was denied by the court, the precertification discovery process was completed and a certification hearing is yet to be scheduled. The plaintiff agreed to limit the class action to Pennsylvania actions only. If the plaintiffs prevail the Company estimates that the reasonably possible risk of loss to the subsidiary, pursuant to the provisions of the Telephone Consumer Protection Act is within the maximum range of $500,000 to $750,000 for all class plaintiffs, plus punitive damages and expenses. However, based upon rulings by the Court in Philadelphia in another matter, the Company believes that the class action will be certified but that it is probable that a significant portion of the individual class members will unlikely qualify for inclusion in a class or be able to satisfy the burden of proof necessary for compensation. Even if the plaintiffs prevail, the Company believes that the resolution of this claim will not have a material effect on its revenues, operations or liquidity

6.
On March 21, 2011, the Company received a purported class action lawsuit which was filed against the Company in the District Court of Central Region in Tel-Aviv, by one plaintiff who is a subscriber of the Company, alleging that the Company (see Note 12C), which was declared a monopoly under the Israeli Restrictive Trade Practices Law, 1988, unlawfully abused its power as a monopoly and discriminated between its customers. The plaintiff claims that the alleged discrimination resulted from the Company charging higher monthly subscription fees from customers who are obliged by insurance company requirements to install location and recovery systems in their vehicles than the monthly subscription fees that are charged from customers who are not required by insurance companies to install location and recovery systems in their vehicles.

On March 5, 2012 the court approved a settlement without admission reached with the plaintiff, for a payment of NIS 5,000 to the plaintiff and NIS 25,000 as reimbursement of the plaintiff's legal fees and dismissal of the lawsuit as a class action.

7.
Claims are filed against the Company and its subsidiaries from time to time during the ordinary course of business, usually with respect to civil, labor and commercial matters.  The Company's management believes, based on its legal counsels' assessment, that the provision for contingencies recognized in the balance sheet is sufficient and that currently there are no claims (other than those described in Notes above) that are material, individually or in the aggregate, to the consolidated financial statements as a whole.

B.	Liens

To guarantee the liabilities of the Group to banks, the Company has registered the following pledges:

On monies due and/or due in the future from the bank clearing house, as well as a first degree floating lien on all of the property and assets of the Company and on the insurance rights thereto.

As of December 31, 2011, the Group's liabilities to banks are insignificant.

C.
The Company was declared a monopoly under the Israeli Restrictive Trade Practices Law, 1988, in the market for the provision of systems for the location of vehicles in Israel.  Under Israeli law, a monopoly is prohibited from taking certain actions, such as predatory pricing and the provision of loyalty discounts, which prohibitions do not apply to other companies.  The Israeli Antitrust Authority may further declare that the Company has abused its position in the market.  Any such declaration in any suit in which it is claimed that the Company engages in anticompetitive conduct may serve as prima facie evidence that the Company is either a monopoly or that it has engaged in anticompetitive behavior.  Furthermore, it may be ordered to take or refrain from taking certain actions, such as setting maximum prices, in order to protect against unfair competition.

D.	Commitments

1.
As of December 31, 2011, minimum future rentals under operating leases of buildings for periods in excess of one year were as follows:  2012 – US$ 1.9 million; 2013 – US$ 0.5 million; 2014 – US$ 0.3 million, 2015 – US$ 0.1 million and 2016 – US$ 30 thousand.

The leasing fees expensed in each of the years ended December 31, 2011, 2010 and 2009, were US$ 2.9, US$ 2.8 million and US$ 2.7 million, respectively.

2.
In November 2007, the Company entered into a 10 year Frame Product and Service Purchase Agreement with Telematics, pursuant to which (after the completion of the sale of Telematics, described in Note 12A1, above), the Company and Telematics shall purchase from each other certain products and services as detailed in the agreement for a price and subject to other conditions as detailed in the agreement.  In addition, each of the Company and Telematics undertook toward one another not to compete in each other's exclusive markets in the area of RF vehicle location and tracking RF technology or similar RF terrestrial location systems and technology.  The agreement is for a term of 10 years, following which it shall be renewed automatically for additional consecutive 12 month periods, unless nonrenewal notice is sent by one of the parties to the other.  Pursuant to the agreement, each of Telematics and Ituran granted the other party a license to use certain technology in connection with the products and services purchased from each other, which license survives the termination or expiration of the agreement.

In addition, concurrently with the sale of Telematics, the Company and Telematics entered into a revenue sharing agreement, pursuance to which Ituran shall be entitled to a share of the sales revenues of Telematics in the Republic of Korea and in China from sale of end products and base stations to customers in such territories as well as from royalties received from customers of Telematics in such territories relating to the AVL applications.  The revenue sharing scheme shall continue for a term of five (5) years from January 2008 and shall be paid on a quarterly basis.  No revenues were received by the Company as of the date of this report.

As of December 31, 2011, the Company is obliged to purchase from Telematics products in an aggregate amount of approximately US$ 8.9 million.